Note 4 - Fixed Assets	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
4. FIXED ASSETS

	March 31,
	2012	2011
Cost
Tooling and fixtures	$897	$818
Office equipment and leasehold improvements	1,273	1,097
Computer equipment and demonstration units	248	619
Computer software	654	654
	3,072	3,188
Accumulated depreciation
Tooling and fixtures	629	400
Office equipment and leasehold improvements	1,231	1,096
Computer equipment and demonstration units	197	576
Computer software	652	649
	2,709	2,721
Total fixed assets, net	$363	$467

Depreciation and amortization expense was $647 and $310 during the years ended March 31, 2012 and 2011, respectively.